Schedule of Investments (unaudited) March 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.1%
Rensselaer Polytechnic Institute, 5.25%, 09/01/48	$1,910	$2,336,441

Health Care Providers & Services — 0.2%
Northwell Healthcare, Inc., 4.26%, 11/01/47	2,500	2,812,364

Producer Durables: Miscellaneous — 0.2%
Oracle Corp., 2.88%, 03/25/31	2,860	2,911,289

Thrifts & Mortgage Finance — 0.4%
Community Preservation Corp., 2.87%, 02/01/30	5,760	5,708,038

Tobacco — 0.2%
Altria Group, Inc., 3.70%, 02/04/51	3,895	3,548,552

Total Corporate Bonds — 1.1% (Cost: $17,304,922)		17,316,684

Municipal Bonds

Connecticut — 0.2%

Corporate — 0.2%
Mashantucket Western Pequot Tribe, 7.35%, 07/01/26(a)(b)	17,378	2,867,414

Illinois — 1.1%

County/City/Special District/School District — 1.1%
Chicago Board of Education, GO, 6.32%, 11/01/29	1,645	1,918,712
Chicago Board of Education, GO, BAB 6.04%, 12/01/29	3,425	3,901,931
6.14%, 12/01/39	6,150	6,941,751
6.52%, 12/01/40	3,600	4,190,976

Total Municipal Bonds in Illinois		16,953,370

New York — 78.6%

Corporate — 3.3%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 01/01/25(c)	410	442,201
New York Liberty Development Corp., RB, 5.50%, 10/01/37	780	1,141,148
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	9,365	13,105,287
New York State Energy Research & Development Authority, Refunding RB, Series C, 2.63%, 04/01/34(d)	20,000	20,906,400
New York Transportation Development Corp., RB
AMT, 5.00%, 01/01/33	1,000	1,190,050
AMT, 5.00%, 10/01/35	1,125	1,382,873
AMT, 5.00%, 10/01/40	3,040	3,695,059
Niagara Area Development Corp., Refunding RB(c)
Series B, 3.50%, 11/01/24	1,000	1,037,250
Series A, AMT, 4.75%, 11/01/42	7,990	8,353,066

		51,253,334

County/City/Special District/School District — 16.3%
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/39	6,600	8,463,972
Series B, 5.00%, 11/01/40	8,500	10,882,975
City of New York, GO
2.95%, 10/01/28	1,300	1,373,983
5.00%, 03/01/39	2,000	2,557,600
Series A-1, 5.00%, 08/01/21(e)	400	406,316
Series B-1, 5.00%, 12/01/37	2,500	2,980,050
Series B-1, 5.00%, 10/01/39	5,845	7,059,240

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York, GO (continued)
Series D, 5.38%, 06/01/32	$15	$15,060
Series D, 5.00%, 12/01/42	2,490	3,036,132
Series E-1, 5.00%, 03/01/41	2,695	3,260,195
Series E-1, 5.00%, 03/01/44	2,140	2,564,683
Sub-Series A-1, 5.00%, 08/01/33	700	771,323
Sub-Series D-1, 5.00%, 08/01/31	935	1,032,315
Sub-Series F-1, 5.00%, 04/01/39	3,000	3,647,130
Sub-Series G-1, 5.00%, 04/01/22	1,000	1,048,100
City of New York, Refunding GO
Series C, 5.00%, 08/01/34	500	577,405
Series D, 1.62%, 08/01/28	2,180	2,140,128
Series D, 1.72%, 08/01/29	2,630	2,539,686
Series E, 5.00%, 02/01/23(e)	1,250	1,359,925
City of Syracuse New York, GO, Series A, AMT, (AGM), 4.75%, 11/01/31	500	509,760
City of Yonkers, GO
Series A, (AGM), 5.00%, 02/15/33	300	390,561
Series A, (AGM), 5.00%, 02/15/34	300	388,410
Series A, (AGM), 4.00%, 02/15/35	350	415,027
Series A, (AGM), 4.00%, 02/15/36	350	413,539
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/37	1,145	1,412,369
Series B, (AGM), 5.00%, 07/01/45	4,960	6,039,395
Series C, 5.00%, 10/01/29	500	616,060
County of Nassau New York, Refunding GO, Series B, 5.00%, 04/01/35	3,600	4,297,392
Monroe County Industrial Development Corp., RB
(SAW), 5.00%, 05/01/33	2,885	3,577,717
(SAW), 5.00%, 05/01/34	2,375	2,938,160
Nassau County Interim Finance Authority, Refunding RB, Series B, 1.28%, 11/15/28	3,750	3,652,725
New York City Industrial Development Agency, RB(f)
(AGC), 0.00%, 03/01/41	4,155	2,300,000
(AGC), 0.00%, 03/01/42	5,500	2,925,230
(AGC), 0.00%, 03/01/43	2,000	1,020,640
(AGC), 0.00%, 03/01/45	2,450	1,151,475
New York City Industrial Development Agency, Refunding RB
Class A, (AGM), 4.00%, 01/01/32	750	907,500
Series A, AMT, 5.00%, 07/01/28	2,210	2,317,804
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.25%, 08/01/37	10,000	12,474,200
Series A-1, 5.00%, 11/01/38	1,000	1,109,190
Series A-2, 5.00%, 08/01/38	490	595,203
Series A-E1, 5.00%, 02/01/36	3,500	4,173,680
Series C-4, 0.04%, 11/01/36(d)	1,400	1,400,000
Series E-1, 5.00%, 02/01/39	1,500	1,747,095
Series E-1, 5.00%, 02/01/41	3,000	3,402,000
Sub-Series A-1, 5.00%, 08/01/40	13,360	16,288,913
Sub-Series B-1, 5.00%, 11/01/35	200	226,524
Sub-Series B-1, 5.00%, 11/01/36	680	769,549
Sub-Series B-1, 5.00%, 11/01/38	5,000	5,864,200
Sub-Series B-1, 4.00%, 11/01/45	10,000	11,319,600
Sub-Series E-1, 5.00%, 02/01/42	650	674,102
Series C-1, Subordinate, 4.00%, 11/01/42	6,500	7,410,325
Series C-3, Subordinate, 5.00%, 05/01/41	7,100	8,575,025

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(f)	$5,500	$1,979,780
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/35	3,500	4,004,105
5.00%, 11/15/40	7,690	8,665,169
5.00%, 11/15/45	8,490	9,537,411
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/31	2,610	2,684,046
5.00%, 11/15/44	1,500	1,536,885
5.75%, 11/15/51	1,590	1,635,013
2.45%, 09/15/69	10,000	10,271,700
2.63%, 09/15/69	10,000	10,105,900
2.80%, 09/15/69	12,500	12,094,125
Class 1, 4.00%, 09/15/35	745	771,075
Class 2, 5.00%, 09/15/43	3,585	3,731,555
Class 3, 5.00%, 03/15/44	2,240	2,329,286
Series 1, Class 1, 5.00%, 11/15/44(c)	12,570	13,724,554
Series 2, Class 2, 5.38%, 11/15/40(c)	520	582,343
New York State Dormitory Authority, RB, 5.00%, 07/01/26	1,015	1,026,561
New York State Dormitory Authority, Refunding RB(e)
Series A, 5.00%, 07/01/22	895	948,807
Series B, 5.00%, 08/15/27	5	6,335

		252,654,238

Education — 7.9%
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	89,249
5.00%, 10/01/48	1,040	1,081,111
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
6.00%, 10/01/31(e)	1,000	1,000,000
5.38%, 10/01/41(e)	620	620,000
Series A, 4.50%, 06/01/27	1,000	1,121,390
Series A, 5.00%, 06/01/35	655	734,687
Build NYC Resource Corp., RB(c)
5.00%, 02/01/33	845	882,332
5.63%, 02/01/39	1,285	1,363,899
5.00%, 12/01/41	1,350	1,543,266
5.75%, 02/01/49	1,145	1,207,780
5.00%, 12/01/51	1,500	1,678,740
5.00%, 12/01/55	1,000	1,113,100
Series A, 4.88%, 05/01/31	750	837,675
Series A, 5.13%, 05/01/38	140	153,847
Series A, 5.50%, 05/01/48	2,175	2,380,733
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/30	385	441,938
5.00%, 08/01/33	275	328,067
5.00%, 06/01/35	250	292,838
5.00%, 08/01/35	740	878,883
5.00%, 06/01/40	310	354,153
5.00%, 08/01/47	725	850,026
5.00%, 11/01/47	2,900	4,466,145
Series A, 5.00%, 06/01/43	325	359,697
AMT, 5.00%, 01/01/35(c)	100	110,858
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	139,204
5.00%, 05/01/39	225	237,258

Security	Par (000)	Value

Education (continued)
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	$1,000	$1,126,800
5.00%, 07/01/44	2,000	2,246,300
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	955	1,147,967
5.00%, 07/01/48	1,435	1,718,484
Dutchess County Local Development Corp., Refunding RB, 5.00%, 07/01/42	1,980	2,366,456
Geneva Development Corp., RB, 5.25%, 09/01/23(e)	160	179,331
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	647,070
5.00%, 10/01/35	265	300,576
5.00%, 07/01/47	2,165	2,547,058
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(e)	1,360	1,505,901
Series A, 5.00%, 07/01/32	300	368,049
Series A, 5.00%, 07/01/33	350	427,613
Series A, 5.00%, 07/01/34	350	426,503
Series A, 5.00%, 07/01/35	800	972,344
Series A, 5.00%, 07/01/36	1,000	1,212,420
Series A, 5.00%, 07/01/37	500	605,305
Series A, 4.00%, 07/01/50	2,500	2,861,800
Series C, 5.05%, 07/01/28	1,000	1,185,550
New York State Dormitory Authority, RB
5.00%, 01/01/42	5,000	5,583,450
5.00%, 07/01/42	750	789,600
1st Series, (AMBAC), 5.50%, 07/01/40	500	731,500
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	475	629,104
Series A, 5.25%, 07/01/21(e)	500	506,105
Series A, (NPFGC), 5.15%, 07/01/24	250	275,733
Series A, 4.13%, 01/01/30	1,600	1,697,040
Series A, 5.00%, 07/01/33	1,000	1,234,940
Series A, 5.25%, 01/01/34	250	273,973
Series A, 5.50%, 01/01/39	500	550,360
Series A, 5.00%, 07/01/43	8,065	9,814,944
Series A, 5.50%, 01/01/44	2,000	2,176,880
Series A, 4.00%, 07/01/44	2,010	2,297,189
New York State Dormitory Authority, Refunding RB (AGM),
5.00%, 05/01/21(e)	120	120,425
5.00%, 07/01/28	500	520,095
5.00%, 07/01/29	375	424,924
5.00%, 07/01/30	300	339,729
5.00%, 07/01/42	300	310,404
5.00%, 07/01/44	1,190	1,336,334
Series A, 5.00%, 07/01/22(e)	1,000	1,060,140
Series A, 5.25%, 07/01/23(e)	5,590	6,220,888
Series A, 5.00%, 07/01/24(e)	1,000	1,149,340
Series A, 5.00%, 05/01/27	980	1,052,922
Series A, 5.00%, 07/01/28	250	252,925
Series A, 5.25%, 07/01/29	135	136,661
Series A, 5.00%, 07/01/33	470	553,547
Series A, 5.00%, 07/01/36	1,850	2,223,829
Series A, 5.00%, 07/01/37	350	406,910
Series A, 5.00%, 07/01/38	1,005	1,208,241
Series A, 5.00%, 07/01/41	500	583,155
Series A, 5.00%, 07/01/42	2,000	2,379,220
Series A, 5.00%, 07/01/43	1,000	1,149,140
Series B, 5.00%, 10/01/38	10,000	12,431,400
Series C, 4.00%, 07/01/49	2,500	2,872,925

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	$135	$147,524
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	360	376,333
Series A, 5.00%, 07/01/42	220	229,533
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 07/01/32	500	527,600
St. Lawrence County Industrial Development Agency, RB, 5.38%, 09/01/41	500	508,255
St. Lawrence County Industrial Development Agency, Refunding RB, Series B, 4.43%, 07/01/56	1,500	1,699,350
Troy Capital Resource Corp., Refunding RB
5.00%, 08/01/28	2,690	3,189,990
5.00%, 08/01/32	1,000	1,180,510
4.00%, 08/01/35	1,110	1,219,668
4.00%, 09/01/40	160	184,398
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/32	500	570,510
Series A, 5.00%, 07/01/37	885	1,006,493
Yonkers Economic Development Corp., RB
Series A, 4.00%, 10/15/29	200	219,022
Series A, 5.00%, 10/15/39	580	661,786
Series A, 5.00%, 10/15/49	460	510,388
Series A, 5.00%, 10/15/54	300	329,691

		121,967,426

Health — 3.3%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	1,000	1,158,840
Build NYC Resource Corp., Refunding RB, 5.00%, 07/01/24(e)	1,100	1,266,254
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	10,050	10,844,352
Dutchess County Local Development Corp., Refunding RB, Series A, 5.00%, 07/01/24(e)	750	863,355
Huntington Local Development Corp., RB, 5.25%, 07/01/56	525	544,908
Monroe County Industrial Development Corp., RB
5.00%, 12/01/29	660	794,779
4.00%, 12/01/41	100	108,257
5.00%, 12/01/46	4,960	5,688,227
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 12/01/37	370	395,038
New York State Dormitory Authority, RB(c)
5.00%, 12/01/40	1,300	1,443,780
5.00%, 12/01/45	1,700	1,869,456
New York State Dormitory Authority, Refunding RB
5.00%, 12/01/27(c)	100	120,054
5.00%, 07/01/32	365	449,041
5.00%, 07/01/34	320	390,970
5.00%, 07/01/35	350	426,440
5.00%, 07/01/36	275	334,260
4.00%, 07/01/38	110	123,767
4.00%, 07/01/39	140	157,119
4.00%, 07/01/40	325	363,704
5.00%, 07/01/41	450	540,639
4.00%, 07/01/45	810	895,285
Series A, 5.00%, 05/01/21(e)	3,000	3,010,470
Series A, 5.00%, 05/01/32	1,270	1,475,384

Security	Par (000)	Value

Health (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 5.00%, 05/01/43	$1,570	$1,793,835
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,917,632
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	385	435,393
Tompkins County Development Corp., Refunding RB
4.25%, 07/01/44	1,595	1,606,324
5.00%, 07/01/44	1,145	1,234,676
Westchester County Healthcare Corp., Refunding RB
Series A, Senior Lien, 5.00%, 11/01/21(e)	5,135	5,278,702
Series B, Senior Lien, 6.00%, 11/01/30	110	110,451
Westchester County Local Development Corp., Refunding RB
4.00%, 01/01/23	170	175,975
5.00%, 01/01/28	1,805	1,915,105
5.00%, 01/01/34	1,375	1,440,340
5.00%, 11/01/34	500	578,345
Yonkers Industrial Development Corp., RB, Series A, AMT, (SONYMA), 5.00%, 10/01/37	1,640	1,643,690

		51,394,847

Housing — 7.2%
New York City Housing Development Corp., RB, M/F Housing
4.38%, 11/01/33	3,680	4,029,563
4.15%, 11/01/46	2,805	3,023,930
1.75%, 05/01/59(d)	11,000	11,102,080
Series B-1, 5.25%, 07/01/30	500	547,520
Series B-1, 5.25%, 07/01/32	2,755	3,006,311
Series B-1, 5.00%, 07/01/33	650	705,075
Series C-2A, 2.35%, 07/01/22	7,500	7,504,275
Series K, 3.85%, 11/01/38	4,000	4,359,240
Series K, 4.00%, 11/01/48	4,000	4,281,720
Series L, 2.75%, 05/01/50(d)	6,500	6,750,250
New York City Housing Development Corp., Refunding RB, Series B-1B, 2.10%, 11/01/58(d)	3,655	3,702,552
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D, 4.10%, 11/01/38	2,500	2,701,700
New York State Housing Finance Agency, RB, M/F Housing
Series B, (SONYMA), 2.35%, 05/01/22	5,000	5,036,600
Series C, (FHLMC/FNMA/GNMA/SONYMA), 2.75%, 11/01/31	1,000	1,039,300
Series D, (SONYMA), 2.05%, 05/01/23	5,250	5,253,780
Series E, (SONYMA), 2.13%, 11/01/23	2,500	2,513,575
Series E, (FNMA/SONYMA), 4.15%, 11/01/47	165	177,438
Series I, (FNMA/SONYMA), 1.75%, 05/01/24	3,000	3,033,660
Series P, 1.60%, 11/01/24	20,000	20,138,400
Series A, AMT, (SONYMA), 4.90%, 02/15/38	645	646,290
Series A, AMT, (SONYMA), 5.10%, 02/15/38	875	877,082
Series A, AMT, (SONYMA), 5.00%, 02/15/39	2,225	2,229,294
New York State Housing Finance Agency, Refunding RB, Series C, (FNMA/SONYMA), 3.85%, 11/01/39	4,425	4,880,642
State of New York Mortgage Agency, RB, 49th Series, 3.25%, 10/01/28	5,000	5,148,550
State of New York Mortgage Agency, Refunding RB Series 213, 4.10%, 10/01/38	410	471,935

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
State of New York Mortgage Agency, Refunding RB (continued)
218th Series, AMT, 3.25%, 04/01/30	$1,380	$1,489,862
Series 209, AMT, 3.35%, 04/01/29	4,385	4,754,787
Yonkers Industrial Development Corp., RB
AMT, (SONYMA), 5.25%, 04/01/37	585	586,620
Series A, AMT, (SONYMA), 4.80%, 10/01/26	490	491,465

		110,483,496

State — 8.8%
New York City Transitional Finance Authority Building Aid Revenue, RB
(SAW), 4.00%, 07/15/41	5,000	5,753,100
Series S, Subordinate, (SAW), 5.00%, 07/15/40	4,000	4,643,920
Series S-1, Subordinate, (SAW), 5.00%, 07/15/38	2,250	2,793,712
Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	4,865	5,708,640
Series S-3, Subordinate, (SAW), 5.25%, 07/15/36	2,080	2,639,499
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	3,015	3,743,545
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	6,159,400
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	7,000	8,712,970
Series S-4A, Subordinate, (SAW), 5.25%, 07/15/35	9,165	11,637,259
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 4.00%, 02/01/42	5,000	5,820,800
New York State Dormitory Authority, RB
Series A, 5.00%, 02/15/36	9,000	10,743,030
Series A, 5.00%, 02/15/38	5,000	5,937,200
Series A, 5.00%, 03/15/39	1,630	2,000,206
Series A, 5.00%, 03/15/40	2,500	3,009,975
Series A, 5.00%, 03/15/43	4,995	5,964,130
Series G, 5.00%, 08/15/32	1,975	2,009,069
New York State Dormitory Authority, RB, BAB, Series D, 5.50%, 03/15/30	2,990	3,621,368
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	7,250	9,031,687
Series E, 5.00%, 03/15/40	5,645	6,969,317
Series E, 5.00%, 03/15/41	3,615	4,437,593
New York State Urban Development Corp., RB, Series C, 5.00%, 03/15/30	250	272,555
New York State Urban Development Corp., Refunding RB
Series A, 5.00%, 03/15/38	5,000	5,992,400
Series B, 2.77%, 03/15/31	7,500	7,627,500
Series C-3, 5.00%, 03/15/39	5,000	6,028,300
Orange County Industrial Development Agency, RB,
Series G-1, (ACA), 4.90%, 07/01/21	460	461,670
State of New York, Refunding GO, 1.74%, 03/15/29	5,000	4,965,000

		136,683,845

Tobacco — 3.4%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	849,255
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	4,635,344
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(c)	2,200	2,227,830
Series A, 5.00%, 06/01/42	3,775	3,806,861
Series A, 5.00%, 06/01/45	895	902,527

Security	Par (000)	Value

Tobacco (continued)
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	$6,350	$6,762,051
Series A-2-B, 5.00%, 06/01/51	3,955	4,137,128
Series B, 5.00%, 06/01/28	90	108,365
Series B, 5.00%, 06/01/29	105	126,293
Series C, 4.00%, 06/01/51	4,055	4,053,865
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	2,250	2,542,320
5.25%, 05/15/40	1,250	1,352,737
TSASC Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	948,244
Series A, 5.00%, 06/01/33	3,000	3,648,120
Series A, 5.00%, 06/01/36	5,835	7,062,334
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	5,965	6,424,901
Sub-Series C, 5.13%, 06/01/51	2,375	2,619,459

		52,207,634

Transportation — 18.5%
Albany County Airport Authority, Refunding RB
Series B, AMT, 4.00%, 12/15/35	120	128,807
Series B, AMT, 4.00%, 12/15/34	235	253,880
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/35	2,500	2,996,500
Series A, 5.00%, 02/15/36	2,000	2,391,740
Series A, 5.00%, 02/15/39	2,500	2,981,425
Series A, 5.00%, 02/15/42	27,495	32,713,276
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/21(e)	1,000	1,029,880
Series A, 5.00%, 11/15/35	2,500	3,010,950
Series A, 5.00%, 11/15/42	5,000	5,954,950
Series A-1, 5.25%, 11/15/23(e)	1,040	1,175,782
Series B, 5.25%, 11/15/33	500	566,065
Series B, 5.25%, 11/15/38	1,855	2,091,865
Series B, 5.25%, 11/15/39	5,795	6,529,632
Series B, 5.25%, 11/15/44	2,125	2,384,165
Series E, 5.00%, 11/15/38	2,350	2,570,735
Sub Series D-1, 5.00%, 11/15/39	4,250	4,798,420
Sub-Series A-1, 5.00%, 11/15/40	1,645	1,856,103
Sub-Series B-1, 5.00%, 11/15/21(e)	460	473,745
Sub-Series B-4, 5.00%, 11/15/21(e)	300	308,964
Metropolitan Transportation Authority, Refunding RB (AGM), 1.00%, 11/01/32(d)(g)	675	675,000
Series A, 5.25%, 11/15/35	5,000	6,048,050
Series A, (AGM), 5.00%, 11/15/44	12,500	15,030,250
Series B, 5.00%, 11/15/35	1,750	2,046,975
Series B, 5.00%, 11/15/37	1,500	1,742,040
Series B-1, 5.00%, 11/15/36	13,500	16,023,420
Series D, 5.25%, 11/15/23(e)	670	757,475
Series D, 5.00%, 11/15/35	2,500	2,992,500
Series F, 5.00%, 11/15/30	1,500	1,604,820
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	7,985	8,639,371
New York State Thruway Authority Highway & Bridge Trust Fund, Refunding RB, Series A, 5.00%, 04/01/32	1,000	1,047,030
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	7,440	8,708,371
Series A, Junior Lien, 5.25%, 01/01/56	10,000	11,714,900

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(e)	$940	$973,897
Series J, 5.00%, 01/01/41	5,750	6,397,220
Series K, 5.00%, 01/01/29	5,000	5,796,850
Series K, 5.00%, 01/01/31	2,500	2,893,500
Series K, 5.00%, 01/01/32	1,500	1,734,690
Series L, 5.00%, 01/01/33	2,065	2,525,474
Series L, 5.00%, 01/01/34	910	1,109,454
Series L, 5.00%, 01/01/35	1,050	1,276,411
Series B, Subordinate, 4.00%, 01/01/38	4,560	5,321,748
Series B, Subordinate, 4.00%, 01/01/39	1,500	1,742,415
Series B, Subordinate, 4.00%, 01/01/41	4,900	5,632,844
Series B, Subordinate, 4.00%, 01/01/45	1,500	1,700,325
New York Transportation Development Corp., ARB
Series A, AMT, 5.00%, 07/01/34	250	282,585
Series A, AMT, 5.00%, 07/01/41	750	836,813
Series A, AMT, 5.00%, 07/01/46	1,500	1,667,940
Series A, AMT, 5.25%, 01/01/50	17,140	19,209,484
New York Transportation Development Corp., RB, Series A, AMT, 4.00%, 07/01/31	7,100	7,814,544
New York Transportation Development Corp., Refunding RB, 5.00%, 12/01/34	3,790	4,700,737
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,761,688
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	225	266,744
AMT, 5.00%, 04/01/35	200	235,990
AMT, 5.00%, 04/01/36	210	246,683
AMT, 5.00%, 04/01/37	250	292,610
AMT, 5.00%, 04/01/38	250	291,443
AMT, 5.00%, 04/01/39	175	203,189
Niagara Frontier Transportation Authority, Refunding RB
AMT, 5.00%, 04/01/32	400	478,396
AMT, 5.00%, 04/01/33	375	446,385
Port Authority of New York & New Jersey, RB, 218th Series, AMT, 4.00%, 11/01/41	8,090	9,162,410
Port Authority of New York & New Jersey, Refunding ARB
Series 179, 5.00%, 12/01/38	150	166,973
178th Series, AMT, 5.00%, 12/01/43	285	314,529
195th Series, AMT, 5.00%, 04/01/36	4,680	5,606,406
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,000	1,022,550
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,122,540
Port Authority of New York & New Jersey, Refunding RB
178th Series, AMT, 5.00%, 12/01/32	2,270	2,522,015
193rd Series, AMT, 5.00%, 10/15/34	3,445	4,044,637
202nd Series, AMT, 5.00%, 04/15/37	5,000	5,940,400
206th Series, AMT, 5.00%, 11/15/37	1,525	1,827,224
Series 197, AMT, 5.00%, 11/15/41	1,250	1,485,250
Triborough Bridge & Tunnel Authority RB, Series A, 5.00%, 11/15/51	3,670	4,607,758
Triborough Bridge & Tunnel Authority, RB, Series B-3, 5.00%, 11/15/33	500	596,805
Triborough Bridge & Tunnel Authority, Refunding RB Series A, 5.00%, 01/01/22(e)	500	518,030

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series A, 5.00%, 11/15/50	$1,000	$1,142,410
Series B, 5.00%, 11/15/37	10,070	12,225,987
Series C, 5.00%, 11/15/37	6,000	7,481,640

		286,874,709

Utilities — 9.9%
City of New York Water & Sewer System, RB, 3rd Series, 5.40%, 01/01/22(a)(b)(d)	277	250,439
Long Island Power Authority, RB
5.00%, 09/01/36	1,080	1,323,572
5.00%, 09/01/37	2,000	2,495,440
5.00%, 09/01/38	4,200	5,232,066
5.00%, 09/01/39	8,000	9,945,520
Series A, (AGM), 5.00%, 05/01/21(e)	500	501,755
Series B, 1.65%, 09/01/49(d)	5,000	5,173,750
Series C, (AGC), 5.25%, 09/01/29	3,500	4,626,055
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/46	2,075	2,455,078
New York City Water & Sewer System, RB
Series AA, 4.00%, 06/15/43	5,000	5,930,750
Series DD, 5.25%, 06/15/47	2,455	2,989,552
New York City Water & Sewer System, Refunding RB 4.00%, 06/15/40	5,000	5,887,900
Series BB, 5.00%, 06/15/47	2,000	2,147,220
Series BB-2, 0.04%, 06/15/49(d)	15,000	15,000,000
Series DD-2, 5.00%, 06/15/40	4,850	5,952,308
Series EE, 5.00%, 06/15/37	2,735	3,333,090
Series EE, 5.25%, 06/15/37	1,075	1,326,453
Series EE, 5.00%, 06/15/40	8,355	10,253,339
Series FF, 5.00%, 06/15/40	11,500	14,114,410
Series HH, 5.00%, 06/15/39	1,000	1,165,310
Subordinate, 5.00%, 06/15/32	5,000	6,750,350
Sub-Series FF-2, Subordinate, 4.00%, 06/15/41	5,000	5,828,050
New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/21(e)	600	617,928
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.00%, 06/15/32	5,000	5,508,950
Series B, 5.00%, 06/15/31	1,000	1,009,270
Series B, 5.00%, 06/15/36	1,000	1,009,270
Suffolk County Water Authority, Refunding RB, Series A, 3.75%, 06/01/36	5,815	6,226,237
Utility Debt Securitization Authority, Refunding RB
5.00%, 12/15/37	5,000	5,969,850
Series TE, Restructured, 5.00%, 12/15/32	1,000	1,120,070
Series TE, Restructured, 5.00%, 12/15/41	16,760	18,684,551

		152,828,533

Total Municipal Bonds in New York		1,216,348,062

Puerto Rico — 8.5%

State — 5.0%
Commonwealth of Puerto Rico, GO(a)(b)
Series A, 5.25%, 07/01/22	440	383,006
Series A, 5.25%, 07/01/26	150	130,570
Series A, 5.13%, 07/01/31	1,560	1,357,932
Series A, 5.38%, 07/01/33	475	413,473
Series A, 6.00%, 07/01/38	1,885	1,678,828

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Commonwealth of Puerto Rico, GO(a)(b) (continued)
Series B, 5.25%, 07/01/17	$205	$175,061
Commonwealth of Puerto Rico, Refunding GO(a)(b)
Series A, 5.50%, 07/01/18	330	281,806
Series A, 5.50%, 07/01/32	545	474,406
Series A, 6.00%, 07/01/34	445	384,369
Series A, 8.00%, 07/01/35	13,150	10,318,108
Series A, 5.50%, 07/01/39	4,190	3,468,004
Series A, 5.00%, 07/01/41	6,765	5,346,231
Series B, 6.00%, 07/01/39	750	667,969
Series C, 6.00%, 07/01/39	220	195,937
Series D, 5.75%, 07/01/41	520	444,964
Puerto Rico Public Buildings Authority, Refunding RB(a)(b)
Series F, (GTD), 5.25%, 07/01/24	260	250,211
Series M-2, (GTD), 10.00%, 07/01/34	490	516,950
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	13,005	14,089,487
Series A-1, Restructured, 5.00%, 07/01/58	5,020	5,518,787
Series A-2, Restructured, 4.33%, 07/01/40	10,560	11,305,430
Series A-2, Restructured, 4.54%, 07/01/53	49	52,439
Series A-2, Restructured, 4.78%, 07/01/58	5,323	5,771,676
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(f)
Series A-1, Restructured, 0.00%, 07/01/29	490	406,024
Series A-1, Restructured, 0.00%, 07/01/31	582	445,149
Series A-1, Restructured, 0.00%, 07/01/33	841	595,874
Series A-1, Restructured, 0.00%, 07/01/46	37,313	11,392,405
Series A-1, Restructured, 0.00%, 07/01/51	6,111	1,351,631
Series B-1, Restructured, 0.00%, 07/01/46	2,677	817,957

		78,234,684

Tobacco — 0.2%
Children’s Trust Fund, RB, Series B, 0.00%, 05/15/57(f)	49,700	2,660,441
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	225	227,624

		2,888,065

Utilities — 3.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	355	371,816
Series A, Senior Lien, 5.13%, 07/01/37	100	104,895
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(a)(b)	1,860	1,678,602
Series A, 7.00%, 07/01/33(a)(b)	1,025	948,830
Series A, 6.75%, 07/01/36(a)(b)	3,560	3,295,449
Series A, 5.00%, 07/01/42(a)(b)	3,150	2,842,793
Series A, 7.00%, 07/01/43(a)(b)	410	379,532
Series A-3, 10.00%, 07/01/19(a)(b)	999	924,753
Series B-3, 10.00%, 07/01/19(a)(b)	999	924,753
Series C-1, 5.40%, 01/01/18(a)(b)	2,745	2,477,147
Series C-2, 5.40%, 07/01/18(a)(b)	2,745	2,477,547
Series C-4, 5.40%, 07/01/20(a)(b)	278	250,439
Series CCC, 5.25%, 07/01/26(a)(b)	770	694,905
Series CCC, 5.25%, 07/01/28(a)(b)	440	397,089
Series D-4, 7.50%, 07/01/20	762	705,374
Series TT, 5.00%, 07/01/25(a)(b)	210	189,520
Series TT, 5.00%, 07/01/26(a)(b)	565	509,898

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series TT, 5.00%, 07/01/32(a)(b)	$—	$—
Series WW, 5.50%, 07/01/17(a)(b)	610	550,509
Series WW, 5.50%, 07/01/18(a)(b)	535	482,824
Series WW, 5.50%, 07/01/19(a)(b)	435	392,576
Series WW, 5.38%, 07/01/22(a)(b)	605	545,997
Series WW, 5.38%, 07/01/24(a)(b)	385	347,452
Series WW, 5.25%, 07/01/33(a)(b)	420	379,039
Series WW, 5.50%, 07/01/38(a)(b)	520	469,286
Series XX, 5.25%, 07/01/27(a)(b)	285	257,205
Series XX, 5.25%, 07/01/35(a)(b)	185	166,958
Series XX, 5.75%, 07/01/36(a)(b)	260	234,643
Series XX, 5.25%, 07/01/40(a)(b)	5,345	4,823,724
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(a)(b)	990	893,449
Series AAA, 5.25%, 07/01/23(a)(b)	2,670	2,409,606
Series AAA, 5.25%, 07/01/24(a)(b)	225	203,057
Series AAA, 5.25%, 07/01/28(a)(b)	5,655	5,103,490
Series AAA, 5.25%, 07/01/29(a)(b)	235	212,081
Series BBB, 5.40%, 07/01/28(a)(b)	1,240	1,119,068
Series UU, 1.00%, 07/01/17(a)(b)(d)	185	150,775
Series UU, 1.00%, 07/01/18(a)(b)(d)	165	134,475
Series UU, 1.00%, 07/01/20(a)(b)(d)	1,475	1,231,936
Series UU, 0.84%, 07/01/31(a)(b)(d)	1,755	1,465,795
Series ZZ, 5.00%, 07/01/17(a)(b)	430	388,064
Series ZZ, 5.25%, 07/01/19(a)(b)	1,370	1,236,389
Series ZZ, 5.00%, 07/01/20	2,220	2,003,492
Series ZZ, 5.25%, 07/01/21(a)(b)	3,420	3,086,461
Series ZZ, 5.25%, 07/01/24(a)(b)	875	789,665
Series ZZ, 5.25%, 07/01/26(a)(b)	110	99,272
Series ZZ, 5.00%, 07/01/28(a)(b)	435	392,576
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(a)(b)	1,860	1,678,602

		50,421,808

Total Municipal Bonds in Puerto Rico		131,544,557

Total Municipal Bonds — 88.4% (Cost: $1,262,107,217)		1,367,713,403

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New York — 13.1%

County/City/Special District/School District — 2.1%
City of New York, GO
Sub-Series 1-I, 5.00%, 03/01/32	991	1,115,744
Sub-Series F-1, 5.00%, 04/01/39	10,000	12,157,099
Sub-Series I-1, 5.00%, 03/01/36	1,750	1,966,143
Sub-Series-D1, Series D, 5.00%, 12/01/43(i)	1,010	1,228,261
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(i)	1,104	1,109,214
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 5.00%, 08/01/36	3,001	3,551,927
Sub-Series D-1, 5.00%, 11/01/38	2,475	2,541,082
Sub-Series F-1, 5.00%, 05/01/38	3,448	4,117,942
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	3,540	4,089,514

		31,876,926

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing — 0.0%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	$640	$706,278

State — 4.9%
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/32	5,000	6,244,550
Series A, 5.00%, 02/15/34	10,000	12,056,599
Series A, 5.00%, 03/15/39	15,393	18,551,285
Series C, 5.00%, 03/15/41	1,000	1,002,790
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/36(i)	1,995	2,382,389
Series C, 5.00%, 03/15/39	9,000	11,044,080
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/31	2,160	2,206,008
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/47	1,497	1,663,862
Series A-1, 5.00%, 03/15/32	1,499	1,632,348
New York State Urban Development Corp., Refunding RB
Series A, 4.00%, 03/15/37	8,740	9,737,147
Series A, 5.00%, 03/15/45	6,004	6,900,891
Sales Tax Asset Receivable Corp., Refunding RB
Series A, 5.00%, 10/15/31	1,245	1,437,477
Series A, 4.00%, 10/15/32	1,440	1,609,877

		76,469,303

Transportation — 3.5%
Metropolitan Transportation Authority, Refunding RB, Series B-1, 5.00%, 11/15/51	10,000	11,656,999
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	7,125	7,355,572
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 09/15/40	1,050	1,095,570
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/53(i)	1,156	1,298,642
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	479	532,761
Port Authority of New York & New Jersey, Refunding ARB
178th Series, AMT, 5.00%, 12/01/32	991	1,101,011
194th Series, 5.25%, 10/15/55	2,310	2,695,909
Consolidated, 169th Series, AMT, 5.00%, 10/15/26	2,250	2,304,900
Consolidated, Series 211, 5.00%, 09/01/48	960	1,166,035
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54(i)	1,606	1,832,622
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	11,808,300
Series A, 5.00%, 11/15/46	500	585,710
Series B, 5.00%, 11/15/38	9,000	10,908,180

		54,342,211

Utilities — 2.6%
New York City Water & Sewer System, Refunding RB
5.00%, 06/15/38(i)	7,504	9,126,641
Series BB, 5.00%, 06/15/44	5,251	5,415,517
Series HH, 5.00%, 06/15/32	5,340	5,391,317

Security	Par (000)	Value

Utilities (continued)
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	$872	$995,878
Utility Debt Securitization Authority, Refunding RB 5.00%, 12/15/41	7,800	9,571,770
Series A, 5.00%, 12/15/34	5,000	6,045,950
Series A, Restructured, 5.00%, 12/15/35	1,000	1,205,740
Series B, 4.00%, 12/15/35	1,580	1,803,602

		39,556,415

Total Municipal Bonds in New York		202,951,133

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.1% (Cost: $188,873,260)		202,951,133

Total Long-Term Investments — 102.6% (Cost: $1,468,285,399)		1,587,981,220

	Shares

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(j)(k)	38,940,974	38,940,974

Total Short-Term Securities — 2.5% (Cost: $38,937,625)		38,940,974

Total Investments — 105.1% (Cost: $1,507,223,024)		1,626,922,194

Other Assets Less Liabilities — 1.6%		24,870,737

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.7)%		(104,094,459)

Net Assets — 100.0%		$1,547,698,472

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Zero-coupon bond.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to February 15, 2047, is $8,351,376.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock New York Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$72,755,940	$—	$(33,817,410	)(a)	$2,604	$(160)	$38,940,974	38,940,974	$4,595	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	1,362	06/21/21	$178,337	$2,565,578
Long U.S. Treasury Bond	550	06/21/21	85,027	1,635,424

				$4,201,002

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$17,316,684	$—	$17,316,684
Municipal Bonds	—	1,367,713,403	—	1,367,713,403
Municipal Bonds Transferred to Tender Option Bond Trusts	—	202,951,133	—	202,951,133
Short-Term Securities
Money Market Funds	$38,940,974	$—	$—	$38,940,974

	$38,940,974	$1,587,981,220	$—	$1,626,922,194

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$4,201,002	$—	$—	$4,201,002

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $104,063,953 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

SCHEDULE OF INVESTMENTS	9